Disposal of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2026
Disposal of Subsidiaries [Abstract]
Schedule of Assets and Liabilities of Disposal

The assets and liabilities of VGSG at the date of disposal were as follows:

June 30, 2026
US$

Amount due from related parties	206,643
206,643

Trade and other payables	3,801
3,801

Net identifiable assets disposed of	202,842

Schedule of Gain on Disposal	The gain on disposal is calculated as below:
June 30, 2026
US$

Consideration	233,880
Less: Net assets disposed	(202,842)
Add: Foreign currency translation reserve recycled	(2,283)
28,755